Intangible Assets, Allocation of Goodwill to Operating Segments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Goodwill [Roll Forward]
Goodwill, Beginning Balance	$ 26,693,000,000	$ 25,529,000,000
Goodwill reclass for held for sale	(13,000,000)	0	$ 0
Reduction in goodwill related to divested businesses and other	(117,000,000)	(90,000,000)
Goodwill from business combinations	24,000,000	1,254,000,000
Goodwill, Ending Balance (suppressed)	$ 26,587,000,000	26,693,000,000	25,529,000,000
Minimum [Member]
Goodwill [Roll Forward]
Reporting Unit, Percentage of Fair Value in Excess of Carrying Amount	32.00%
Maximum [Member]
Goodwill [Roll Forward]
Reporting Unit, Percentage of Fair Value in Excess of Carrying Amount	635.00%
Community Banking [Member]
Goodwill [Roll Forward]
Goodwill, Beginning Balance	$ 16,849,000,000	16,849,000,000
Goodwill reclass for held for sale	0
Reduction in goodwill related to divested businesses and other	0	0
Goodwill from business combinations	0	0
Goodwill, Ending Balance (suppressed)	16,849,000,000	16,849,000,000	16,849,000,000
Wholesale Banking [Member]
Goodwill [Roll Forward]
Goodwill, Beginning Balance	8,585,000,000	7,475,000,000
Goodwill reclass for held for sale	(13,000,000)
Reduction in goodwill related to divested businesses and other	(117,000,000)	(88,000,000)
Goodwill from business combinations	0	1,198,000,000
Goodwill, Ending Balance (suppressed)	8,455,000,000	8,585,000,000	7,475,000,000
Wealth and Investment Management [Member]
Goodwill [Roll Forward]
Goodwill, Beginning Balance	1,259,000,000	1,205,000,000
Goodwill reclass for held for sale	0
Reduction in goodwill related to divested businesses and other	0	(2,000,000)
Goodwill from business combinations	24,000,000	56,000,000
Goodwill, Ending Balance (suppressed)	$ 1,283,000,000	$ 1,259,000,000	$ 1,205,000,000